FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net income	$ 82,622	¥ 575,196	¥ 340,046	¥ 167,682
Other comprehensive income, net of tax
Foreign currency translation adjustment		11,274	60,357	(3,175)
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)	383	2,666	14,684	9,484
Comprehensive income attributable to Huami Corporation	84,624	589,136	415,087	173,991
Parent Company
Net income	82,622	575,196	340,046	167,682
Other comprehensive income, net of tax
Foreign currency translation adjustment	2,002	13,940	75,041	(3,175)
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)				9,484
Comprehensive income attributable to Huami Corporation	$ 84,624	¥ 589,136	¥ 415,087	¥ 173,991